UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):			[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:		Rosen Financial Services, LLC
					Address:	1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number: 028-12480


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Manager
Phone:			510-549-4510
Signature,	KENNETH T. ROSEN	Place, 			and Date of Signing:
		KENNETH T. ROSEN	Berkeley, California	July 31, 2007



Report Type (Check only one):
				[ ]	13F HOLDINGS REPORT.
				[X]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Rosen Real Estate Securities, LLC

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